Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 6,323
Amortized Cost, Due after one year through five years	38,390
Amortized Cost, Due after five years through ten years	34,613
Amortized Cost, Due after ten years	52,628
Amortized Cost, RMBS, CMBS and ABS	36,407
Amortized Cost, Subtotal	168,361	$ 173,604
Estimated Fair Value, Due in one year or less	6,252
Estimated Fair Value, Due after one year through five years	39,432
Estimated Fair Value, Due after five years through ten years	35,000
Estimated Fair Value, Due after ten years	57,941
Estimated fair value, Mortgage-backed and asset-backed securities	37,061
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	$ 175,686	$ 188,911